As filed with the Securities and Exchange Commission on June 29, 2000

                             Securities Act File No. 33-58979
                             Investment Company Act File No. 811-08875
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    ---

                  Pre-Effective Amendment No.
                                              ----

                  Post-Effective Amendment No.  5                     X
                                               ---                  ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 X
                                                                    ---

                  Amendment No.  6
                                ---

       AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
   (Exact Name of Registrant as Specified in Charter)
                  Nori L. Gabert, Esq.
          2929 Allen Parkway, Houston, Texas 77019
                 ------------------------------------
        (Address of Principal Executive Offices) (Zip Code)
   Registrant's Telephone Number, Including Are Code: (713)526-5251
  ------------------------------------------------------------------

                The Corporation Trust Company
                     1209 Orange Street
                 Wilmington, Delaware 19801
   --------------------------------------------------------------------
               (Name and Address of Agent for Service)
             ---------------------------------------

                         Copy to:
                      David M. Leahy, Esq.
                  Sullivan & Worcester LLP
           1025 Connecticut Avenue, N.W. Washington, D.C. 20036
         ------------------------------------------------------

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on ____________ pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on ____________ pursuant to paragraph (a)(2) of Rule 485

This     post-effective   amendment  designates  a  new  effective  date  for  a
         previously filed post-effective amendment.

-----------------------------------------



         Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 33-58979/811-08875 on Form N-1A of the Registrant, the North American Funds, a Massachusetts business trust registered pursuant to the Securities Act and the Investment Company Act of 1940, as amended, by Registration Statement No. 33-27958/811-5797 on Form N-1A (the "Successor Trust"), hereby adopts the Registration Statement of the Registrant under the Securities Act.

         The entire Registration Statement (File No. 33-58979) as filed with the Commission on March 1, 2000, including Part A, Part B, Part C, and all other documents contained therein, is hereby incorporated by reference in its entirety, except for the cover page and the signature page. The purpose of this filing is for the Successor Trust to hereby adopt the Registration Statement of the Registrant pursuant to Rule 414 of the Securities Act.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                         SUPPLEMENT DATED MAY 12, 2000
                     TO THE PROSPECTUS DATED MARCH 1, 2000
                   (as supplemented through MARCH 27, 2000)

Class A and Class B Prospectus

         The Board of Trustees (the "Board") of American General Series Portfolio Company 2 ("American General Funds") has approved several actions described below.

                  CONVERSIONS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the conversion of certain American General Funds into corresponding series of the North American Funds, a Massachusetts business trust (the "Conversions"). This proposal is intended to integrate the North American and American General mutual fund families and provide consistency and increased flexibility throughout the fund family. In addition to this proposal, the Board reviewed an investment advisory agreement for the American General Funds with American General Asset Management Corp. ("AGAM"), a newly acquired subsidiary of American General Corporation ("American General"), and investment sub-advisory agreement with American General Investment Management, L.P. ("AGIM"), a subsidiary of American General which currently serves as investment sub-adviser to certain of the American General Funds and recommended that shareholders approve such agreements. The Board approved increasing the annual Rule 12b-1 distribution fee to 0.35% from 0.25% for Class A Shares for each Fund involved in the Conversions except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Money Market Fund. Each of these proposals is subject to shareholder approval. The proposed Conversions are noted below.


  AMERICAN GENERAL FUND                    NORTH AMERICAN FUND

Small Cap Index Fund                      Small Cap Index Fund

Socially Responsible Fund                 Socially Responsible Fund

High Yield Bond Fund                      High Yield Bond Fund

Growth Lifestyle Fund                     Aggressive Growth Lifestyle Fund

Moderate Growth Lifestyle Fund            Moderate Growth Lifestyle Fund

Conservative Growth Lifestyle Fund        Conservative Growth Lifestyle Fund

Municipal Money Market Fund               Municipal Money Market Fund

Science & Technology Fund                 Science & Technology Fund


         Each American General Fund's investment objective and policies will not change as a result of the Conversion. The terms of the investment advisory agreement between each American General Fund and AGAM and the investment sub-advisory agreement with AGIM are similar to the Funds' current investment advisory agreements. The investment advisory fee under the new investment advisory agreement with AGAM will increase in the case of the High Yield Bond Fund and the Socially Responsible Fund and decrease in the case of the Municipal Money Market Fund. Except for the expense ratios of the Class A Shares of the Science & Technology Fund and the Class B shares of the High Yield Bond Fund, the gross expense ratios of the Funds after the Conversions will be lower than their current expense ratios.

                    MERGERS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the mergers of certain American General Funds into certain North American Funds (the "Mergers"). This proposal generally offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which should offer economies of scale and opportunities for greater diversification of risk and should result in lower fund operating expenses than the current expenses (absent fee waivers and expense reimbursement) of the American General Funds. As a result of each proposed Merger, the annual Rule 12b-1 distribution and service fee for Class A shares will increase to 0.35% from 0.25% for each Fund except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Bond Fund.

         The North American Funds have investment objectives and policies that are generally similar to the corresponding American General Fund. The proposed Mergers are noted below.

 AMERICAN GENERAL FUND                       NORTH AMERICAN FUND

Large Cap Growth Fund                        Large Cap Growth Fund

Mid Cap Growth Fund                          Mid Cap Growth Fund

Small Cap Growth Fund                        Small Cap Growth Fund

Large Cap Value Fund                         Growth & Income Fund

Mid Cap Value Fund                           Mid Cap Value Fund

Stock Index Fund                             Stock Index Fund

Balanced Fund                                Balanced Fund

International Growth Fund                    International Equity Fund

International Value Fund                     International Equity Fund

Core Bond Fund                               Core Bond Fund

Domestic Bond Fund                           Core Bond Fund

Strategic Bond Fund                          Strategic Income Fund

Municipal Bond Fund                          Municipal Bond Fund

Money Market Fund                            Money Market Fund

         The Board established the close of business of May 12, 2000 as the record date for the determination of shareholders entitled to notice of and to vote at the shareholder meeting on the proposals described above. The shareholder meeting is scheduled for June 22, 2000, and if approved by the shareholders, the Conversions and the Mergers of the American General Funds and the North American Funds would become effective in mid-to-late summer.

Insert the following paragraph at the top of page 36 below "Mid Cap Index Fund" and below "Small Cap Value Fund" in the middle of page 57:

The Board of Trustees of American General Series Portfolio Company 2 unanimously agreed to liquidate the American General Mid Cap Index Fund ("Mid Cap") and the American General Small Cap Value Fund ("Small Cap") as of June 30, 2000.

As a result, as of April 25, 2000 Mid Cap and Small Cap will no longer be accepting new investments. Mid Cap and Small Cap will also prohibit purchases by exchange after 60 days. Shareholders may continue to make redemptions as desired.

Insert the following on page 81, below "When the CDSC will be waived":

o Redemptions pursuant to a Board-approved liquidation plan for an American General Fund.

               This supplement supersedes all previous supplements.

                     AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                            SUPPLEMENT DATED MAY 12, 2000
                        TO THE PROSPECTUS DATED MARCH 1, 2000
                       (as supplemented through MARCH 7, 2000)

Institutional Class I and Class II Prospectus

         The Board of Trustees (the "Board") of American General Series Portfolio Company 2 ("American General Funds") has approved several actions described below.

                  CONVERSIONS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the conversion of certain American General Funds into corresponding series of the North American Funds, a Massachusetts business trust (the "Conversions"). This proposal is intended to integrate the North American and American General mutual fund families and provide consistency and increased flexibility throughout the fund family. In addition to this proposal, the Board reviewed an investment advisory agreement for the American General Funds with American General Asset Management Corp.("AGAM"), a newly acquired subsidiary of American General Corporation("American General"), and investment sub-advisory agreement with American General Investment Management, L.P. ("AGIM"), a subsidiary of American General which currently serves as investment sub-adviser to certain of the American General Funds and recommended that shareholders approve such agreements. The Board approved increasing the annual Rule 12b-1 distribution fee to 0.35% from 0.25% for Class A Shares for each Fund involved in the Conversions except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Money Market Fund. Each of these proposals is subject to shareholder approval. The proposed Conversions are noted below.


 AMERICAN GENERAL FUND                     NORTH AMERICAN FUND

Small Cap Index Fund                       Small Cap Index Fund

Socially Responsible Fund                  Socially Responsible Fund

High Yield Bond Fund                       High Yield Bond Fund

Growth Lifestyle Fund                      Aggressive Growth Lifestyle Fund

Moderate Growth Lifestyle Fund             Moderate Growth Lifestyle Fund

Conservative Growth Lifestyle fund         Conservative Growth Lifestyle fund

Municipal Money Market Fund                Municipal Money Market Fund

Science & Technology Fund                  Science & Technology Fund

         Each American General Fund's investment objective and policies will not change as a result of the Conversion. The terms of the investment advisory agreement between each American General Fund and AGAM and the investment sub-advisory agreement with AGIM are similar to the Funds' current investment advisory agreements. The investment advisory fee under the new investment advisory agreement with AGAM will increase in the case of the High Yield Bond Fund and the Socially Responsible Fund and decrease in the case of the Municipal Money Market Fund. Except for the expense ratios of the Class A Shares of the Science & Technology Fund and the Class B shares of the High Yield Bond Fund, the gross expense ratios of the Funds after the Conversions will be lower than their current expense ratios.

                    MERGERS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the mergers of certain American General Funds into certain North American Funds (the "Mergers"). This proposal generally offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which should offer economies of scale and opportunities for greater diversification of risk and should result in lower fund operating expenses than the current expenses (absent fee waivers and expense reimbursement) of the American General Funds. As a result of each proposed Merger, the annual Rule 12b-1 distribution and service fee for Class A shares will increase to 0.35% from 0.25% for each Fund except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Bond Fund.

         The North American Funds have investment objectives and policies that are generally similar to the corresponding American General Fund. The proposed Mergers are noted below.

 AMERICAN GENERAL FUND                   NORTH AMERICAN FUND

Large Cap Growth Fund                    Large Cap Growth Fund

Mid Cap Growth Fund                      Mid Cap Growth Fund

Small Cap Growth Fund                    Small Cap Growth Fund

Large Cap Value Fund                     Growth & Income Fund

Mid Cap Value Fund                       Mid Cap Value Fund

Stock Index Fund                         Stock Index Fund

Balanced Fund                            Balanced Fund

International Growth Fund                International Equity Fund

International Value Fund                 International Equity Fund

Core Bond Fund                           Core Bond Fund

Domestic Bond Fund                       Core Bond Fund

Strategic Bond Fund                      Strategic Income Fund

Municipal Bond Fund                      Municipal Bond Fund

Money Market Fund                        Money Market Fund

         The Board established the close of business of May 12, 2000 as the record date for the determination of shareholders entitled to notice of and to vote at the shareholder meeting on the proposals described above. The shareholder meeting is scheduled for June 22, 2000, and if approved by the shareholders, the Conversions and the Mergers of the American General Funds and the North American Funds would become effective in mid-to-late summer.

Insert the following paragraph at the top of page 36 below "Mid Cap Index Fund" and below "Small Cap Value Fund" in the middle of page 57:

The Board of Trustees of American General Series Portfolio Company 2 unanimously agreed to liquidate the American General Small Cap Value Fund("Small Cap") as of June 30, 2000.

As a result, as of April 25, 2000 Small Cap will no longer be accepting new investments. Small Cap will also prohibit purchases by exchange after 60 days. Shareholders may continue to make redemptions as desired.

Insert the following on page 81, below "When the CDSC will be waived":

o Redemptions pursuant to a Board-approved liquidation plan for an American General Fund.

              This supplement supersedes all previous supplements.

            AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                    SCIENCE & TECHNOLOGY FUND
                SUPPLEMENT DATED MAY 15, 2000
            TO THE PROSPECTUS DATED MARCH 1, 2000
           (as supplemented through MARCH 27, 2000)

Class A and Class B Prospectus

         The Board of Trustees (the "Board") of American General Series Portfolio Company 2 ("American General Funds") has approved several actions described below.

                  CONVERSIONS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the conversion of certain American General Funds into corresponding series of the North American Funds, a Massachusetts business trust (the "Conversions"). This proposal is intended to integrate the North American and American General mutual fund families and provide consistency and increased flexibility throughout the fund family. In addition to this proposal, the Board reviewed an investment advisory agreement for the American General Funds with American General Asset Management Corp. ("AGAM"), a newly acquired subsidiary of American General Corporation ("American General"), and investment sub-advisory agreement with American General Investment Management, L.P. ("AGIM"), a subsidiary of American General which currently serves as investment sub-adviser to certain of the American General Funds and recommended that shareholders approve such agreements. The Board approved increasing the annual Rule 12b-1 distribution fee to 0.35% from 0.25% for Class A Shares for each Fund involved in the Conversions except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Money Market Fund. Each of these proposals is subject to shareholder approval. The proposed Conversions are noted below.



 AMERICAN GENERAL FUND                    NORTH AMERICAN FUND

Small Cap Index Fund                      Small Cap Index Fund

Socially Responsible Fund                 Socially Responsible Fund

High Yield Bond Fund                      High Yield Bond Fund

Growth Lifestyle Fund                     Aggressive Growth Lifestyle Fund

Moderate Growth Lifestyle Fund            Moderate Growth Lifestyle Fund

Conservative Growth Lifestyle Fund        Conservative Growth Lifestyle Fund

Municipal Money Market Fund               Municipal Money Market Fund

Science & Technology Fund                 Science & Technology Fund

-------------------------------------------------------------------------------

         Each American General Fund's investment objective and policies will not change as a result of the Conversion. The terms of the investment advisory agreement between each American General Fund and AGAM and the investment sub-advisory agreement with AGIM are similar to the Funds' current investment advisory agreements. The investment advisory fee under the new investment advisory agreement with AGAM will increase in the case of the High Yield Bond Fund and the Socially Responsible Fund and decrease in the case of the Municipal Money Market Fund. Except for the expense ratios of the Class A Shares of the Science & Technology Fund and the Class B shares of the High Yield Bond Fund, the gross expense ratios of the Funds after the Conversions will be lower than their current expense ratios.

                    MERGERS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the mergers of certain American General Funds into certain North American Funds (the "Mergers"). This proposal generally offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which should offer economies of scale and opportunities for greater diversification of risk and should result in lower fund operating expenses than the current expenses (absent fee waivers and expense reimbursement) of the American General Funds. As a result of each proposed Merger, the annual Rule 12b-1 distribution and service fee for Class A shares will increase to 0.35% from 0.25% for each Fund except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Bond Fund.

         The North American Funds have investment objectives and policies that are generally similar to the corresponding American General Fund. The proposed Mergers are noted below.


 AMERICAN GENERAL FUND                             NORTH AMERICAN FUND

Large Cap Growth Fund                              Large Cap Growth Fund

Mid Cap Growth Fund                                Mid Cap Growth Fund

Small Cap Growth Fund                              Small Cap Growth Fund

Large Cap Value Fund                               Growth & Income Fund

Mid Cap Value Fund                                 Mid Cap Value Fund

Stock Index Fund                                   Stock Index Fund

Balanced Fund                                      Balanced Fund

International Growth Fund                          International Equity Fund

International Value Fund                           International Equity Fund

Core Bond Fund                                     Core Bond Fund

Domestic Bond Fund                                 Core Bond Fund

Strategic Bond Fund                                Strategic Income Fund

Municipal Bond Fund                                Municipal Bond Fund

Money Market Fund                                  Money Market Fund

         The Board established the close of business of May 12, 2000 as the record date for the determination of shareholders entitled to notice of and to vote at the shareholder meeting on the proposals described above. The shareholder meeting is scheduled for June 22, 2000, and if approved by the shareholders, the Conversions and the Mergers of the American General Funds and the North American Funds would become effective in mid-to-late summer.

               This supplement supersedes all previous supplements.

                       AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                                 SCIENCE & TECHNOLOGY FUND
                              SUPPLEMENT DATED MAY 15, 2000
                          TO THE PROSPECTUS DATED MARCH 1, 2000

Institutional Class I Prospectus

         The Board of Trustees (the "Board") of American General Series Portfolio Company 2 ("American General Funds") has approved several actions described below.

                  CONVERSIONS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the conversion of certain American General Funds into corresponding series of the North American Funds, a Massachusetts business trust (the "Conversions"). This proposal is intended to integrate the North American and American General mutual fund families and provide consistency and increased flexibility throughout the fund family. In addition to this proposal, the Board reviewed an investment advisory agreement for the American General Funds with American General Asset Management Corp. ("AGAM"), a newly acquired subsidiary of American General Corporation ("American General"), and investment sub-advisory agreement with American General Investment Management, L.P. ("AGIM"), a subsidiary of American General which currently serves as investment sub-adviser to certain of the American General Funds and recommended that shareholders approve such agreements. The Board approved increasing the annual Rule 12b-1 distribution fee to 0.35% from 0.25% for Class A Shares for each Fund involved in the Conversions except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Money Market Fund. Each of these proposals is subject to shareholder approval. The proposed Conversions are noted below.


 AMERICAN GENERAL FUND                       NORTH AMERICAN FUND

Small Cap Index Fund                         Small Cap Index Fund

Socially Responsible Fund                    Socially Responsible Fund

High Yield Bond Fund                         High Yield Bond Fund

Growth Lifestyle Fund                        Aggressive Growth Lifestyle Fund

Moderate Growth Lifestyle Fund               Moderate Growth Lifestyle Fund

Conservative Growth Lifestyle Fund           Conservative Growth Lifestyle Fund

Municipal Money Market Fund                  Municipal Money Market Fund

Science & Technology Fund                    Science & Technology Fund

         Each American General Fund's investment objective and policies will not change as a result of the Conversion. The terms of the investment advisory agreement between each American General Fund and AGAM and the investment sub-advisory agreement with AGIM are similar to the Funds' current investment advisory agreements. The investment advisory fee under the new investment advisory agreement with AGAM will increase in the case of the High Yield Bond Fund and the Socially Responsible Fund and decrease in the case of the Municipal Money Market Fund. Except for the expense ratios of the Class A Shares of the Science & Technology Fund and the Class B shares of the High Yield Bond Fund, the gross expense ratios of the Funds after the Conversions will be lower than their current expense ratios.

                    MERGERS OF CERTAIN AMERICAN GENERAL FUNDS

         The Board approved a proposal relating to the mergers of certain American General Funds into certain North American Funds (the "Mergers"). This proposal generally offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which should offer economies of scale and opportunities for greater diversification of risk and should result in lower fund operating expenses than the current expenses (absent fee waivers and expense reimbursement) of the American General Funds. As a result of each proposed Merger, the annual Rule 12b-1 distribution and service fee for Class A shares will increase to 0.35% from 0.25% for each Fund except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Bond Fund.

The North American Funds have investment objectives and policies that are generally similar to the corresponding American General Fund. The proposed Mergers are noted below.


 AMERICAN GENERAL FUND                     NORTH AMERICAN FUND

Large Cap Growth Fund                      Large Cap Growth Fund

Mid Cap Growth Fund                        Mid Cap Growth Fund

Small Cap Growth Fund                      Small Cap Growth Fund

Large Cap Value Fund                       Growth & Income Fund

Mid Cap Value Fund                         Mid Cap Value Fund

Stock Index Fund                           Stock Index Fund

Balanced Fund                              Balanced Fund

International Growth Fund                  International Equity Fund

International Value Fund                   International Equity Fund

Core Bond Fund                             Core Bond Fund

Domestic Bond Fund                         Core Bond Fund

Strategic Bond Fund                        Strategic Income Fund

Municipal Bond Fund                        Municipal Bond Fund

Money Market Fund                          Money Market Fund


         The Board established the close of business of May 12, 2000 as the record date for the determination of shareholders entitled to notice of and to vote at the shareholder meeting on the proposals described above. The shareholder meeting is scheduled for June 22, 2000, and if approved by the shareholders, the Conversions and the Mergers of the American General Funds and the North American Funds would become effective in mid-to-late summer.

                 This  supplement supersedes all previous supplements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 28th day of June, 2000.

                                           AMERICAN GENERAL SERIES
                                           PORTFOLIO COMPANY 2
                                           By: *
                                               -
                                               Alice T. Kane
                                               Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature                            Title                            Date

*____________________                  Chairman of the Board of
Alice T. Kane                          Trustees

*___________________                   Trustee
  Kent E. Barrett

*____________________                  Trustee
  Judith Craven

*____________________                  Trustee
  Timothy J. Ebner

*____________________                  Trustee
  Gustavo E. Gonzales, Jr.

*____________________                  Trustee
  Norman Hackerman

*___________________                   Trustee
  John Wm. Lancaster

*____________________                  Trustee
  Ben H. Love

*____________________                  Trustee
  John E. Maupin, Jr.

*____________________                  Trustee
  F. Robert Paulsen

/s/ Gregory R. Seward                  Treasurer
---------------------
Gregory R. Seward

*By: /s/ David M. Leahy                                            June 28, 2000
  David M. Leahy
  Attorney-in-Fact

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Successor Trust, in the City of Boston and State of Massachusetts on the 28th day of June, 2000.

                                                    NORTH AMERICAN FUNDS

                                                    By: *
                                                        -
                                                        Alice T. Kane
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                                    Title                           Date

*                                              Chairman; Trustee; President and
--------------------------------------
Alice T. Kane                                  Principal Executive Officer

*                                              Trustee
Judith L. Craven

*                                              Trustee
William F. Devin

*                                              Trustee
Timothy J. Ebner

*                                              Trustee
---------------------------------------------
Gustavo E. Gonzales, Jr.

*                                              Trustee
---------------------------------------------
Joseph T. Grause, Jr.

*                                              Trustee
Kenneth J. Lavery

*                                              Trustee
Ben H. Love

                                               Trustee
---------------------------------------------
John E. Maupin, Jr.

*                                              Treasurer; Principal Financial
---------------------------------------------  and Accounting Officer
Thomas J. Brown

*By:/s/ John I. Fitzgerald

  John I. Fitzgerald                                                            June 28, 2000
  Attorney-in-fact
